Intangible assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Carrying value of goodwill	£ 2,434	£ 2,480
Description of valuation techniques used to measure fair value less costs of disposal	Goodwill is tested at least annually for impairment. The recoverable amount of each aggregated CGU is based on the higher of value in use and fair value less costs of disposal.
Perpetuity growth rate	2.00%	2.00%
Description of management's approach to determining values assigned to key assumptions	Forecast sales growth rates are based on past experience adjusted for the strategic direction and near-term investment priorities within each CGU. Key assumptions include growth in English Language Learning and Workforce Skills – due to product-led share gains and contribution from new acquisitions, recovery in Higher Education, growth in Virtual Learning – albeit impacted by school churn in Virtual Schools in the short term, and steady growth in Assessments and Qualifications. The sales forecasts use average nominal growth rates of low-mid single digits for mature businesses in mature markets and double digit growth where there has been significant organic and/or inorganic investment.
Disposal of intangible assets on account of disposal of business	£ 53
Cost of sales [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	37	£ 32	£ 25
Operating expense [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	132	147	138
Impairment			£ 4
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Carrying value of goodwill	£ 2,434	£ 2,480
Description of accounting of goodwill prior to adoption of IFRS	For acquisitions completed between 1 January 1998 and 31 December 2002, no value was ascribed to intangibles other than goodwill which was amortised over a period of up to 20 years. On adoption of IFRS on 1 January 2003, the Group chose not to restate the goodwill balance and at that date the balance was frozen (i.e. amortisation ceased).
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
CGU growth rate		3.50%
Pretax discount rate	10.40%	11.60%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
CGU growth rate	3.50%
Pretax discount rate	13.00%	12.00%